INVENTORIES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Jun. 30, 2015
Inventory [Line Items]
Crude oil and feedstocks	$ 1,218,399		$ 1,218,399		$ 1,137,605	$ 979,878
Refined products and blendstocks	1,335,853		1,335,853		1,098,746	775,767
Warehouse stock and other	87,846		87,846		55,257	36,726
Inventory, Gross	2,642,098		2,642,098		2,291,608	1,792,371
Lower of cost or market adjustment	(796,503)	$ 771,257	(796,503)	$ 771,257	(1,117,336)	(690,110)		$ 900,493	$ 562,944
Total inventories	1,845,595		1,845,595		1,174,272	1,102,261
Operating Income (Loss)	(101,182)	(65,073)	(280,437)	(468,736)	(265,952)	(115,149)	$ (328,399)
Titled Inventory [Member]
Inventory [Line Items]
Crude oil and feedstocks	1,218,399		1,218,399		1,137,605	918,756
Refined products and blendstocks	976,556		976,556		687,389	520,308
Warehouse stock and other	87,846		87,846		55,257	36,726
Inventory, Gross	2,282,801		2,282,801		1,880,251	1,475,790
Lower of cost or market adjustment	(677,448)		(677,448)		(966,564)	(609,774)
Total inventories	1,605,353		1,605,353		913,687	866,016
Inventory Supply and Offtake Arrangements [Member]
Inventory [Line Items]
Crude oil and feedstocks	0		0		0	61,122
Refined products and blendstocks	359,297		359,297		411,357	255,459
Warehouse stock and other	0		0		0	0
Inventory, Gross	359,297		359,297		411,357	316,581
Lower of cost or market adjustment	(119,055)		(119,055)		(150,772)	(80,336)
Total inventories	240,242		240,242		260,585	236,245
Scenario, Adjustment [Member]
Inventory [Line Items]
Operating Income (Loss)	$ 103,990	$ 208,313	$ 320,833	$ 81,147	$ 427,226	$ 690,110